OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012 Liyuan	Aug. 31, 2012 Liyuan Minimum	Aug. 31, 2012 Liyuan Maximum	Dec. 31, 2013 Dazhaihe	Dec. 31, 2013 Dazhaihe	Dec. 31, 2012 Dazhaihe	Dec. 31, 2013 Dazhaihe Minimum	Dec. 31, 2013 Dazhaihe Maximum
OTHER NON-CURRENT ASSETS
Long-term prepaid debt insurance cost	$ 311	$ 315
Long-term prepaid rental expenses	3	118
Long-term prepaid compensation cost	230	337
Deposits for financing arrangement	1,358	859
Unamortized service fees	299	187
Long-term prepaid guarantee fee	19	197
Total	2,220	2,013
Other Non-Current Assets
Consideration for sale of certain power generating assets			7,151			3,876
Term of sale and leaseback			3 years			5 years
Monthly lease payment			219
Implicit interest rate on the lease payments (as a percent)			6.50%			6.72%
Basis spread on variable rate (as a percent)			0.35%			0.32%	0.32%
Variable rate basis			Benchmark interest rate announced by the People's Bank of China			Benchmark interest rate announced by the People's Bank of China
Term of loan for basis spread on variable rate				1 year	3 years				3 years	5 years
Quarterly lease payment						230
Refundable deposit amount paid to IEL	465	858					465	858
Nonrefundable service fee paid	$ 281	$ 354					$ 281	$ 354